Stock-based Compensation (Notes)	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

On January 23, 2013, the shareholders of the Company approved the Johnson Controls, Inc. 2012 Omnibus Incentive Plan (the "2012 Plan"). The types of awards authorized by the 2012 Plan comprise of stock options, stock appreciation rights, performance shares, performance units and other stock-based awards. The Compensation Committee of the Company's Board of Directors will determine the types of awards to be granted to individual participants and the terms and conditions of the awards. The 2012 Plan provides that 37 million shares of the Company's common stock are reserved for issuance under the 2012 Plan, and 32 million shares remained available for issuance at September 30, 2015.

Prior to shareholder approval of the 2012 Plan, the Company maintained the Johnson Controls, Inc. 2007 Stock Option Plan and the Johnson Controls, Inc. 2001 Restricted Stock Plan (the "Existing Plans"). The Existing Plans terminated on January 23, 2013 as a result of shareholder approval of the 2012 Plan, ending the authority to grant new awards under the Existing Plans. All awards under the Existing Plans that were outstanding as of January 23, 2013 continue to be governed by the Existing Plans. Pursuant to the Existing Plans, all forfeitures under such plans will be deposited into the reserve for the 2012 Plan.

The Company has four share-based compensation plans, which are described below. The compensation cost charged against income, excluding the offsetting impact of outstanding equity swaps, for those plans was approximately $85 million, $81 million and $91 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively. The total income tax benefit recognized in the consolidated statements of income for share-based compensation arrangements was approximately $34 million, $32 million and $36 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively. The Company applies a non-substantive vesting period approach whereby expense is accelerated for those employees that receive awards and are eligible to retire prior to the award vesting.

Stock Options

Stock options are granted with an exercise price equal to the market price of the Company’s stock at the date of grant. Stock option awards typically vest between two and three years after the grant date and expire ten years from the grant date.

The fair value of each option is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods during the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	Year Ended September 30,
	2015	2014	2013
Expected life of option (years)	6.6	6.7	5.0 - 6.7
Risk-free interest rate	1.61% - 1.93%	1.92%	0.62% - 1.33%
Expected volatility of the Company’s stock	36.00%	36.00%	41.00%
Expected dividend yield on the Company’s stock	2.02%	2.17%	2.03%

A summary of stock option activity at September 30, 2015, and changes for the year then ended, is presented below:

	Weighted Average Option Price	Shares Subject to Option	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2014	$28.83	22,727,917
Granted	50.16	794,978
Exercised	27.28	(10,154,810)
Forfeited or expired	35.70	(328,845)
Outstanding, September 30, 2015	$31.17	13,039,240	5.3	$144
Exercisable, September 30, 2015	$29.41	10,095,826	4.6	$123

The weighted-average grant-date fair value of options granted during the fiscal years ended September 30, 2015, 2014 and 2013 was $15.51, $14.70 and $8.58, respectively.

The total intrinsic value of options exercised during the fiscal years ended September 30, 2015, 2014 and 2013 was approximately $227 million, $135 million and $154 million, respectively.

In conjunction with the exercise of stock options granted, the Company received cash payments for the fiscal years ended September 30, 2015, 2014 and 2013 of approximately $275 million, $186 million and $254 million, respectively.

The Company has elected to utilize the alternative transition method for calculating the tax effects of stock-based compensation. The alternative transition method includes computational guidance to establish the beginning balance of the additional paid-in capital pool (APIC Pool) related to the tax effects of employee stock-based compensation, and a simplified method to determine the subsequent impact on the APIC Pool for employee stock-based compensation awards that are vested and outstanding upon adoption of ASC 718, "Compensation - Stock Compensation." The tax benefit from the exercise of stock options, which is recorded in capital in excess of par value, was $59 million, $34 million and $35 million for the fiscal years ended September 30, 2015, 2014 and 2013, respectively. The Company does not settle stock options granted under share-based payment arrangements for cash.

At September 30, 2015, the Company had approximately $7 million of total unrecognized compensation cost related to nonvested stock options granted. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Stock Appreciation Rights (SARs)

SARs vest under the same terms and conditions as stock option awards; however, they are settled in cash for the difference between the market price on the date of exercise and the exercise price. As a result, SARs are recorded in the Company’s consolidated statements of financial position as a liability until the date of exercise.

The fair value of each SAR award is estimated using a similar method described for stock options. The fair value of each SAR award is recalculated at the end of each reporting period and the liability and expense are adjusted based on the new fair value.

The assumptions used to determine the fair value of the SAR awards at September 30, 2015 were as follows:

Expected life of SAR (years)	0.05 - 5.55
Risk-free interest rate	0.00% - 1.47%
Expected volatility of the Company’s stock	36.00%
Expected dividend yield on the Company’s stock	2.02%

A summary of SAR activity at September 30, 2015, and changes for the year then ended, is presented below:

	Weighted Average SAR Price	Shares Subject to SAR	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2014	$27.78	2,643,647
Granted	50.23	37,965
Exercised	27.85	(886,827)
Forfeited or expired	28.66	(54,685)
Outstanding, September 30, 2015	$29.53	1,740,100	5.1	$21
Exercisable, September 30, 2015	$28.82	1,346,610	4.5	$17

In conjunction with the exercise of SARs granted, the Company made payments of $19 million, $21 million and $11 million during the fiscal years ended September 30, 2015, 2014 and 2013, respectively.

Restricted (Nonvested) Stock

The 2012 Plan provides for the award of restricted stock or restricted stock units to certain employees. These awards are typically share settled unless the employee is a non-U.S. employee or elects to defer settlement until retirement at which point the award would be settled in cash. Restricted awards typically vest after three years from the grant date. The 2012 Plan allows for different vesting terms on specific grants with approval by the Board of Directors.

A summary of the status of the Company’s nonvested restricted stock awards at September 30, 2015, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to Restriction
Nonvested, September 30, 2014	$40.52	1,953,816
Granted	50.15	1,226,568
Vested	37.19	(597,440)
Forfeited	47.15	(212,789)
Nonvested, September 30, 2015	$45.75	2,370,155

At September 30, 2015, the Company had approximately $43 million of total unrecognized compensation cost related to nonvested restricted stock arrangements granted. That cost is expected to be recognized over a weighted-average period of 1.7 years.

Performance Share Awards

The 2012 Plan permits the grant of performance-based share unit ("PSU") awards. The number of PSUs granted is equal to the PSU award value divided by the closing price of the Company's common stock at the grant date. The PSUs are generally contingent on the achievement of pre-determined performance goals over a three-year performance period as well as on the award holder's continuous employment until the vesting date. Each PSU that is earned will be settled with a share of the Company's common stock following the completion of the performance period, unless the award holder elected to defer a portion or all of the award until retirement which would then be settled in cash.

A summary of the status of the Company’s nonvested PSUs at September 30, 2015, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to PSU
Nonvested, September 30, 2014	$38.26	695,792
Granted	49.89	362,374
Forfeited	41.60	(133,778)
Nonvested, September 30, 2015	$42.33	924,388

At September 30, 2015, the Company had approximately $28 million of total unrecognized compensation cost related to nonvested PSUs granted. That cost is expected to be recognized over a weighted-average period of 1.8 years.